Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Operations for the Reportable Segment

The following table presents the operations for the reportable segment during the six months ended June 30, 2025 and 2024 (in thousands):

	Six months ended June 30,
	2025	2024
Research and development - Payroll and Employee benefits	779	1,126
Marketing - Payroll and Employee benefits	262	249
General and administrative - Payroll and Employee benefits	392	565
Depreciation and amortization expenses	481	228
Share-based compensation expenses	184	233
Other operating expenses (*)	1,347	1,961
Total operating expenses	3,445	4,362

Loss from marketable securities	36	109
Interest income	(13)	(122)
Other financial expenses (income), net	170	(28)
Other expenses	206	14
Loss for the year	3,844	4,335

(*)	Other operating expenses include materials, directors and officers insurance, public relations and advertising, consulting and professional services, corporate costs and facility costs.